Investments - Mortgage Loans (Details) - Commercial Real Estate - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Mortgage Loans on Real Estate [Line Items]
New mortgage loans	$ 356	$ 262
Mortgage loans fully repaid	178	373
Mortgage loans foreclosed	$ 0	$ 0